Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of Changes in Equity

	2025 Number of shares	2024 Number of shares	2023 Number of shares
Ordinary shares issued and fully paid as at January 1	503,407,783	497,938,845	497,887,721
Share buy-back during the year	—	—	(775,501)
RSU vesting	2,459,128	5,468,938	826,625
Ordinary shares issued and fully paid as at December 31	505,866,911	503,407,783	497,938,845

Summary of Dividends Paid and Proposed

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Cash dividends on ordinary shares declared during the year:
Interim dividend, paid during the year	81	50	—
Special dividend, payable at year end	—	75	—
	81	125	—

Cash dividend on ordinary shares declared after December 31:
Special dividend	127	—	—
Final dividend	25	20	—

Dividend per share:
Interim dividend per share (cents)	16.00	10.00	—
Special dividend per share (cents)	25.00	15.00	—
Final dividend per share (cents)	5.00	4.00	—